UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	405 Lexington Ave

	52nd Floor
          	New York, NY 10174

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  November 14, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 15
Form 13F Information Table Value Total:  $771520
						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
BANKATLANTIC BANCORP INC-CL A	COM	065908501	 3,057 	215000	SH		SOLE		215000
CAPITAL ONE FINANCIAL CORP	COM	14040H105 84,575 	1075200	SH		SOLE		1075200
COMPUCREDIT CORP		COM	20478N100 148,927 	4929710	SH		SOLE		4929710
ENCORE CAPITAL GROUP INC	COM	292554102	 50,835 	3916400	SH		SOLE		3916400
FIRST ACCEPTANCE CORP		COM	318457108	 25,028 	2178200	SH		SOLE		2178200
FIRST MARBLEHEAD CORP		COM	320771108	 144,310 	2083600	SH		SOLE		2083600
HIGHBURY FINANCIAL INC	COM	42982Y109 1,680 	300000	SH		SOLE		300000
MONTPELIER RE HLDGS LTD	COM	G62185106 91,170 	4701900	SH		SOLE		4701900
MRU HLDG INC			COM	55348A102 218 	41500	SH		SOLE		41500
NETBANK INC			COM	640933107	 14,986 	2477090	SH		SOLE		2477090
PORTFOLIO RECOVERY ASSOCIATESCOM	73640Q105 43,337 	987849	SH		SOLE		987849
PRIMUS GUARANTY LTD		COM	G72457107 35,789 	2955300	SH		SOLE		2955300
RENAISSANCERE HOLDINGS LTD	COM	G7496G103 117,594 	2115000	SH		SOLE		2115000
SUN AMERICAN BANCORP 		COM	86664A103 6,700 	1250000	SH		SOLE		1250000
TENNESSEE COMMERCE BANCORP INCCOM	88043P108	 3,315 	150000	SH		SOLE		150000



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